Restatement (Tables)	12 Months Ended
Dec. 31, 2020
Restatement [Abstract]
Restatement of balance sheet and statement of operations and stockholders' equity
The following presents a reconciliation of the balance sheets and statement of operations from the prior periods as previously reported to the restated amounts as of June 30, 2020, September 30, 2020, and December 31, 2020, for the three and six months ended June 30, 2020, three and nine months ended September 30, 2020 and year ended December 31, 2020. The statement of shareholders’ equity for the year ended December 31, 2020 has been restated for the restatement impact to net income (loss) and ordinary shares subject to possible redemption:

	As Previously Reported	Adjustments	As Restated
Balance sheet as of June 30, 2020
Warrant liability	$—	$67,066,666	$67,066,666
Ordinary shares subject to possible redemption	663,043,930	(67,066,666)	595,977,264
Class A ordinary shares	270	671	941
Accumulated deficit	(32,470)	(2,536,382)	(2,568,852)
Additional paid-in capital	5,030,481	2,535,711	7,566,192
Balance sheet as of September 30, 2020
Warrant liability	$—	$71,511,999	$71,511,999
Ordinary shares subject to possible redemption	662,944,994	(71,511,999)	591,432,995
Class A ordinary shares	271	715	986
Accumulated deficit	(131,406)	(6,981,715)	(7,113,121)
Additional paid-in capital	5,129,416	6,981,000	12,110,416
Balance sheet as of December 31, 2020
Warrant liability	$—	$90,539,999	$90,539,999
Ordinary shares subject to possible redemption	660,201,140	(90,539,999)	569,661,141
Class A ordinary shares	298	905	1,203
Accumulated deficit	(2,875,265)	(26,009,715)	(28,884,980)
Additional paid-in capital	7,873,243	26,008,810	33,882,053
Three months ended June 30, 2020
Transaction costs	$—	$(2,536,382)	$(2,536,382)
Net loss	(23,769)	(2,536,382)	(2,560,151)
Basic and diluted net loss per share, Class B	(0.00)	(0.15)	(0.15)
Six months ended June 30, 2020
Transaction costs	$—	$(2,536,382)	$(2,536,382)
Net loss	(27,182)	(2,536,382)	(2,563,564)
Basic and diluted net loss per share, Class B	(0.00)	(0.15)	(0.15)
Three months ended September 30, 2020
Change in fair value of warrant liability	$—	$(4,445,333)	$(4,445,333)
Net loss	(98,936)	(4,445,333)	(4,544,269)
Basic and diluted net loss per share, Class B	(0.01)	(0.26)	(0.27)
Nine months ended September 30, 2020
Transaction costs	$—	$(2,536,382)	$(2,536,382)
Change in fair value of warrant liability	—	(4,445,333)	(4,445,333)
Net loss	(126,118)	(6,981,715)	(7,107,833)
Basic and diluted net loss per share, Class B	(0.02)	(0.40)	(0.42)
Year ended December 31, 2020
Transaction costs	$—	$(2,536,382)	$(2,536,382)
Change in fair value of warrant liability	—	(23,473,333)	(23,473,333)
Net loss	(2,869,977)	(26,009,715)	(28,879,692)
Basic and diluted net loss per share, Class B	(0.18)	(1.51)	(1.69)
The impact to the balance sheet dated May 18, 2020, filed on Form 8-K on May 22, 2020 related to the impact of accounting for public and private warrants as liabilities at fair value result ing
 in a $67,066,666 increase to the warrant liabilities line item on May 18, 2020 and offsetting decrease to the Class A ordinary shares subject to redemption mezzanine equity line ite
m. The impact to the balance sheet dated May 18, 2020 also included the effect of expensing $2,536,382 of transaction costs in the statement of operations that were previously charged to shareholders’ equity and have been allocated to the warrants based on their relative fair value against total proceeds. This charge resulted in an increase to accumulated deficit and additional paid-in capital. T here is no change to total shareholders’ equity at any reported balance sheet date.